Investment in an Associate (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 05, 2024	Mar. 31, 2024	Mar. 25, 2024
Investment in an Associate [Line Items]
Purchase price (in Dollars)	$ 700,000
Payment of investments (in Dollars)	$ 200,000	$ 500,000
Percentage of remaining membership interest		75.10%
Cambria Capital’s Membership Interests [Member]
Investment in an Associate [Line Items]
Percentage of acquisition	24.90%		24.90%
Cambria Capital’s [Member]
Investment in an Associate [Line Items]
Percentage of membership interests	100.00%